15. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Related Party Transactions
15. RELATED PARTY TRANSACTIONS

Management Fees

Following the Share Exchange on December 6, 2013, the three officers of the Company entered into employment agreements and became salaried employees of Symbid Corp. During the years ended December 31, 2014 and 2013, total expenses recorded under these agreements were approximately $261,000 and $ 27,000, respectively.  As of December 31, 2014 and 2013, $11,000 and $27,000 has been accrued and recorded in accounts payable and accrued expenses.

Prior to the Share Exchange the Company compensated its three officers through management agreements with affiliates of those officers. During the twelve months ended December 31, 2014 and 2013, total expenses recorded under these agreements were -$0- and approximately $ 160,000, respectively. As of December 31, 2013, the balance due under these agreements was $13,000 and is included in accounts payable and accrued expenses.  There was no balance due under these agreements at December 31, 2014.

Other

See Note 9 for related party financing arrangements.